Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEOS ETF Trust
Entity Central Index Key	0001848758
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
NEOS Bitcoin High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Bitcoin High Income ETF
Class Name	NEOS Bitcoin High Income ETF
Trading Symbol	BTCI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Bitcoin High Income ETF (the “Fund” or “BTCI”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/btci/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/btci/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Bitcoin High Income ETF	$41	0.98%
[1]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.98%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 1,024,015,734
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 5,146,307
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,024,015,734
Number of Holdings	9
Net Advisory Fee	$5,146,307
Portfolio Turnover	1%
30-Day SEC Yield	2.13%
30-Day SEC Yield Unsubsidized	2.13%
Distribution Rate	35.96%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
United States Treasury Bill	74.8%
iShares Bitcoin Trust ETF	15.6%
VanEck Bitcoin ETF	8.6%
First American Treasury Obligations Fund	1.1%
Northern U.S. Government Select Money Market Fund	0.0%*
Cboe Bitcoin U.S. ETF Index Purchased/Written Options	0.0%*
[2]
Updated Prospectus Web Address	https://neosfunds.com/btci/
NEOS Boosted Bitcoin High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Boosted Bitcoin High Income ETF
Class Name	NEOS Boosted Bitcoin High Income ETF
Trading Symbol	XBCI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Boosted Bitcoin High Income ETF (the “Fund” or “XBCI”) for the period of February 3, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/xbci/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/xbci/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Boosted Bitcoin High Income ETF	$34	0.98%
[3],[4]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.98%	[4]
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 85,376,867
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 137,957
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$85,376,867
Number of Holdings	8
Net Advisory Fee	$137,957
Portfolio Turnover	0%
30-Day SEC Yield	2.36%
30-Day SEC Yield Unsubsidized	2.36%
Distribution Rate	58.22%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
United States Treasury Bill	72.8%
iShares Bitcoin Trust ETF	24.3%
First American Treasury Obligations Fund	1.2%
Cboe Bitcoin U.S. ETF Index Purchased/Written Options	0.2%
Northern U.S. Government Select Money Market Fund	0.0%*
[5]
Updated Prospectus Web Address	https://neosfunds.com/xbci/
NEOS Boosted Nasdaq-100® High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Boosted Nasdaq-100® High Income ETF
Class Name	NEOS Boosted Nasdaq-100® High Income ETF
Trading Symbol	XQQI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Boosted Nasdaq-100® High Income ETF (the “Fund” or “XQQI”) for the period of February 3, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/xqqi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/xqqi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Boosted Nasdaq-100® High Income ETF	$43	0.98%
[6],[7]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.98%	[7]
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 253,544,873
Holdings Count | $ / shares	108
Advisory Fees Paid, Amount	$ 383,638
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$253,544,873
Number of Holdings	108
Net Advisory Fee	$383,638
Portfolio Turnover	12%
30-Day SEC Yield	-0.37%
30-Day SEC Yield Unsubsidized	-0.37%
Distribution Rate	19.12%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
NVIDIA Corp.	7.6%
Apple, Inc.	6.5%
Alphabet, Inc.	6.1%
Micron Technology, Inc.	5.6%
Microsoft Corp.	4.2%
Advanced Micro Devices, Inc.	4.1%
Amazon.com, Inc.	3.9%
Tesla, Inc.	3.2%
Intel Corp.	2.9%
Broadcom, Inc.	2.7%
Sector Breakdown

Updated Prospectus Web Address	https://neosfunds.com/xqqi/
NEOS Boosted S&P 500® High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Boosted S&P 500® High Income ETF
Class Name	NEOS Boosted S&P 500® High Income ETF
Trading Symbol	XSPI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Boosted S&P 500® High Income ETF (the “Fund” or “XSPI”) for the period of February 3, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/xspi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/xspi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
NEOS Boosted S&P 500® High Income ETF	$41	0.98%
[8],[9]
Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.98%	[9]
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 73,469,685
Holdings Count | $ / shares	511
Advisory Fees Paid, Amount	$ 135,231
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$73,469,685
Number of Holdings	511
Net Advisory Fee	$135,231
Portfolio Turnover	8%
30-Day SEC Yield	0.14%
30-Day SEC Yield Unsubsidized	0.14%
Distribution Rate	16.51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Alphabet, Inc.	5.8%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.8%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc.	1.9%
Tesla, Inc.	1.8%
First American Treasury Obligations Fund	1.7%
Sector Breakdown

Updated Prospectus Web Address	https://neosfunds.com/xspi/
NEOS Enhanced Income 1-3 Month T-Bill ETF
Shareholder Report [Line Items]
Fund Name	NEOS Enhanced Income 1-3 Month T-Bill ETF
Class Name	NEOS Enhanced Income 1-3 Month T-Bill ETF
Trading Symbol	CSHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Enhanced Income 1-3 Month T-Bill ETF (the “Fund” or “CSHI”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/cshi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/cshi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income 1-3 Month T-Bill ETF	$19	0.38%
[10]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 1,408,096,151
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 1,970,905
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,408,096,151
Number of Holdings	23
Net Advisory Fee	$1,970,905
Portfolio Turnover	0%
30-Day SEC Yield	3.23%
30-Day SEC Yield Unsubsidized	3.23%
Distribution Rate	4.72%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
United States Treasury Bill	99.1%
Northern U.S. Government Select Money Market Fund	0.5%
First American Treasury Obligations Fund	0.4%
S&P 500 Index Purchased/Written Options	0.0%*
[11]
Updated Prospectus Web Address	https://neosfunds.com/cshi/
NEOS Enhanced Income 20+ Year Treasury Bond ETF
Shareholder Report [Line Items]
Fund Name	NEOS Enhanced Income 20+ Year Treasury Bond ETF
Class Name	NEOS Enhanced Income 20+ Year Treasury Bond ETF
Trading Symbol	TLTI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Enhanced Income 20+ Year Treasury Bond ETF (the “Fund” or “TLTI”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/tlti/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/tlti/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income 20+ Year Treasury Bond ETF	$29	0.58%
[12]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 16,422,240
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 36,599
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$16,422,240
Number of Holdings	9
Net Advisory Fee	$36,599
Portfolio Turnover	0%
30-Day SEC Yield	4.42%
30-Day SEC Yield Unsubsidized	4.42%
Distribution Yield	6.05%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
United States Treasury Note/Bond	96.8%
Northern US Government Money Market Fund	1.2%
First American Treasury Obligations Fund	0.3%
S&P 500 Index Purchased/Written Options	0.0%*
[13]
Updated Prospectus Web Address	https://neosfunds.com/tlti/
NEOS Enhanced Income Aggregate Bond ETF
Shareholder Report [Line Items]
Fund Name	NEOS Enhanced Income Aggregate Bond ETF
Class Name	NEOS Enhanced Income Aggregate Bond ETF
Trading Symbol	BNDI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Enhanced Income Aggregate Bond ETF (the “Fund” or “BNDI”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/bndi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/bndi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income Aggregate Bond ETF	$28	0.55%
[14]
Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 182,026,522
Holdings Count | $ / shares	10
Advisory Fees Paid, Amount	$ 434,399
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$182,026,522
Number of Holdings	10
Net Advisory Fee	$434,399
Portfolio Turnover	0%
30-Day SEC Yield	3.45%
30-Day SEC Yield Unsubsidized	3.41%
Distribution Rate	5.81%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
iShares Core U.S. Aggregate Bond ETF	49.6%
Vanguard Total Bond Market ETF	49.5%
Northern U.S. Government Select Money Market Fund	0.7%
First American Treasury Obligations Fund	0.3%
S&P 500 Index Purchased/Written Options	0.0%*
[15]
Updated Prospectus Web Address	https://neosfunds.com/bndi/
NEOS Enhanced Income Credit Select ETF
Shareholder Report [Line Items]
Fund Name	NEOS Enhanced Income Credit Select ETF
Class Name	NEOS Enhanced Income Credit Select ETF
Trading Symbol	HYBI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Enhanced Income Credit Select ETF (the “Fund” or “HYBI”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/hybi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/hybi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Enhanced Income Credit Select ETF	$31	0.62%
[16]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 224,304,615
Holdings Count | $ / shares	11
Advisory Fees Paid, Amount	$ 653,993
Investment Company Portfolio Turnover	178.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$224,304,615
Number of Holdings	11
Net Advisory Fee	$653,993
Portfolio Turnover	178%
30-Day SEC Yield	6.19%
30-Day SEC Yield Unsubsidized	6.16%
Distribution Rate	8.15%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
Xtrackers USD High Yield Corporate Bond ETF	32.3%
iShares Broad USD High Yield Corporate Bond ETF	32.0%
State Street SPDR Portfolio High Yield Bond ETF	31.3%
First American Treasury Obligations Fund	3.6%
Northern US Government Money Market Fund	0.9%
S&P 500 Index Purchased/Written Options	0.0%*
[17]
Updated Prospectus Web Address	https://neosfunds.com/hybi/
NEOS Ethereum High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Ethereum High Income ETF
Class Name	NEOS Ethereum High Income ETF
Trading Symbol	NEHI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Ethereum High Income ETF (the “Fund” or “NEHI”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/nehi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/nehi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Ethereum High Income ETF	$38	0.98%
[18]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.98%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 62,753,230
Holdings Count | $ / shares	8
Advisory Fees Paid, Amount	$ 225,434
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$62,753,230
Number of Holdings	8
Net Advisory Fee	$225,434
Portfolio Turnover	4%
30-Day SEC Yield	2.65%
30-Day SEC Yield Unsubsidized	2.65%
Distribution Rate	50.83%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
United States Treasury Bill	75.7%
iShares Ethereum Trust ETF	24.2%
First American Treasury Obligations Fund	1.1%
Northern U.S. Government Select Money Market Fund	0.0%*
iShares Ethereum Trust ETF Purchased/Written Options	-0.9%
[19]
Updated Prospectus Web Address	https://neosfunds.com/nehi/
NEOS Gold High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Gold High Income ETF
Class Name	NEOS Gold High Income ETF
Trading Symbol	IAUI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Gold High Income ETF (the “Fund” or “IAUI”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/iaui/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/iaui/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Gold High Income ETF	$37	0.78%
[20]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.78%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 447,911,655
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 1,536,450
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$447,911,655
Number of Holdings	9
Net Advisory Fee	$1,536,450
Portfolio Turnover	3%
30-Day SEC Yield	2.35%
30-Day SEC Yield Unsubsidized	2.35%
Distribution Rate	14.44%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
United States Treasury Bill	75.0%
Goldman Sachs Physical Gold ETF	24.2%
First American Treasury Obligations Fund	1.1%
Northern U.S. Government Select Money Market Fund	0.0%*
SPDR Gold Shares Purchased/Written Options	-0.4%
[21]
Updated Prospectus Web Address	https://neosfunds.com/iaui/
NEOS Long/Short Equity Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Long/Short Equity Income ETF
Class Name	NEOS Long/Short Equity Income ETF
Trading Symbol	NLSI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Long/Short Equity Income ETF (the “Fund” or “NLSI”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/nlsi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/nlsi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*,**
NEOS Long/Short Equity Income ETF	$160	3.19%
[22],[23]
Expenses Paid, Amount	$ 160
Expense Ratio, Percent	3.19%	[22]
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 4,592,729
Holdings Count | $ / shares	68
Advisory Fees Paid, Amount	$ 14,760
Investment Company Portfolio Turnover	257.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$4,592,729
Number of Holdings	68
Net Advisory Fee	$14,760
Portfolio Turnover	257%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%
Distribution Rate	5.04%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Long Security Issuers
Micron Technology, Inc.	18.0%
F5, Inc.	4.9%
Progressive Corp.	4.8%
Adobe, Inc.	4.3%
Jack Henry & Associates, Inc.	4.2%
Universal Health Services, Inc.	4.1%
Insulet Corp.	4.0%
Veeva Systems, Inc.	4.0%
PTC, Inc.	4.0%
NVIDIA Corp.	4.0%

Top 10 Short Security Issuers
Quanta Services, Inc.	-2.5%
Targa Resources Corp.	-2.3%
Fifth Third Bancorp	-2.1%
Starbucks Corp.	-2.1%
Williams Cos., Inc.	-2.0%
Simon Property Group, Inc.	-2.0%
Humana, Inc.	-2.0%
Lam Research Corp.	-2.0%
3M Co.	-2.0%
Waters Corp.	1.9%

Updated Prospectus Web Address	https://neosfunds.com/nlsi/
NEOS MLP & Energy Infrastructure High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS MLP & Energy Infrastructure High Income ETF
Class Name	NEOS MLP & Energy Infrastructure High Income ETF
Trading Symbol	MLPI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS MLP & Energy Infrastructure High Income ETF (the “Fund” or “MLPI”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/mlpi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/mlpi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS MLP & Energy Infrastructure High Income ETF	$37	0.68%
[24]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 679,457,559
Holdings Count | $ / shares	28
Advisory Fees Paid, Amount	$ 1,389,202
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$679,457,559
Number of Holdings	28
Net Advisory Fee	$1,389,202
Portfolio Turnover	14%
30-Day SEC Yield	3.37%
30-Day SEC Yield Unsubsidized	3.37%
Distribution Rate	12.62%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
Williams Cos., Inc.	9.5%
Enbridge, Inc.	9.4%
TC Energy Corp.	7.6%
Kinder Morgan, Inc.	6.5%
Targa Resources Corp.	5.7%
ONEOK, Inc.	5.4%
Cheniere Energy, Inc.	4.7%
DT Midstream, Inc.	4.5%
Energy Transfer LP	4.5%
Pembina Pipeline Corp.	4.4%

Updated Prospectus Web Address	https://neosfunds.com/mlpi/
NEOS MSCI EAFE High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS MSCI EAFE High Income ETF
Class Name	NEOS MSCI EAFE High Income ETF
Trading Symbol	NIHI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS MSCI EAFE High Income ETF (the “Fund” or “NIHI”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/nihi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/nihi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS MSCI EAFE High Income ETF	$31	0.61%
[25]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 178,984,957
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 418,827
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$178,984,957
Number of Holdings	4
Net Advisory Fee	$418,827
Portfolio Turnover	1%
30-Day SEC Yield	2.77%
30-Day SEC Yield Unsubsidized	2.70%
Distribution Rate	10.46%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (% of net assets as of June 30, 2026)

Top 10 Issuers
iShares Core MSCI EAFE ETF	98.6%
First American Treasury Obligations Fund	1.9%
MSCI EAFE Index Written Options	-0.8%

Updated Prospectus Web Address	https://neosfunds.com/nihi/
NEOS Nasdaq-100® Hedged Equity Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Nasdaq-100® Hedged Equity Income ETF
Class Name	NEOS Nasdaq-100® Hedged Equity Income ETF
Trading Symbol	QQQH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Nasdaq-100® Hedged Equity Income ETF (the “Fund” or “QQQH”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/qqqh/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/qqqh/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Nasdaq-100® Hedged Equity Income ETF	$35	0.68%
[26]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 389,003,615
Holdings Count | $ / shares	107
Advisory Fees Paid, Amount	$ 1,216,859
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$389,003,615
Number of Holdings	107
Net Advisory Fee	$1,216,859
Portfolio Turnover	5%
30-Day SEC Yield	-0.04%
30-Day SEC Yield Unsubsidized	-0.04%
Distribution Rate	8.77%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Alphabet, Inc.	6.3%
Micron Technology, Inc.	5.7%
Microsoft Corp.	4.4%
Advanced Micro Devices, Inc.	4.1%
Amazon.com, Inc.	4.1%
Tesla, Inc.	3.3%
Intel Corp.	3.1%
Broadcom, Inc.	2.8%
Sector Breakdown

Updated Prospectus Web Address	https://neosfunds.com/qqqh/
NEOS Nasdaq-100® High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Nasdaq-100® High Income ETF
Class Name	NEOS Nasdaq-100® High Income ETF
Trading Symbol	QQQI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Nasdaq-100® High Income ETF (the “Fund” or “QQQI”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/qqqi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/qqqi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Nasdaq-100® High Income ETF	$36	0.68%
[27]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 13,088,431,289
Holdings Count | $ / shares	105
Advisory Fees Paid, Amount	$ 33,790,960
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$13,088,431,289
Number of Holdings	105
Net Advisory Fee	$33,790,960
Portfolio Turnover	18%
30-Day SEC Yield	-0.02%
30-Day SEC Yield Unsubsidized	-0.02%
Distribution Rate	13.38%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
NVIDIA Corp.	7.7%
Apple, Inc.	6.6%
Alphabet, Inc.	6.4%
Micron Technology, Inc.	5.6%
Microsoft Corp.	4.4%
Advanced Micro Devices, Inc.	4.1%
Amazon.com, Inc.	4.0%
Tesla, Inc.	3.3%
Intel Corp.	3.0%
Broadcom, Inc.	2.8%
Sector Breakdown

Updated Prospectus Web Address	https://neosfunds.com/qqqi/
NEOS Real Estate High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Real Estate High Income ETF
Class Name	NEOS Real Estate High Income ETF
Trading Symbol	IYRI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Real Estate High Income ETF (the “Fund” or “IYRI”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/iyri/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/iyri/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Real Estate High Income ETF	$35	0.68%
[28]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 285,049,267
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 805,735
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$285,049,267
Number of Holdings	65
Net Advisory Fee	$805,735
Portfolio Turnover	0%
30-Day SEC Yield	3.03%
30-Day SEC Yield Unsubsidized	3.03%
Distribution Rate	10.96%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
Welltower, Inc.	10.7%
Prologis, Inc.	8.8%
Simon Property Group, Inc.	5.2%
Equinix, Inc.	4.7%
Digital Realty Trust, Inc.	4.3%
Realty Income Corp.	4.1%
American Tower Corp.	3.9%
Public Storage	3.7%
Ventas, Inc.	3.0%
CBRE Group, Inc.	2.9%

Updated Prospectus Web Address	https://neosfunds.com/iyri/
NEOS Russell 2000® High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS Russell 2000® High Income ETF
Class Name	NEOS Russell 2000® High Income ETF
Trading Symbol	IWMI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS Russell 2000® High Income ETF (the “Fund” or “IWMI”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/iwmi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/iwmi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS Russell 2000® High Income ETF	$34	0.62%
[29]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.62%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 1,029,748,118
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 2,202,284
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$1,029,748,118
Number of Holdings	4
Net Advisory Fee	$2,202,284
Portfolio Turnover	8%
30-Day SEC Yield	0.50%
30-Day SEC Yield Unsubsidized	0.44%
Distribution Rate	13.54%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
Vanguard Russell 2000 ETF	100.4%
First American Treasury Obligations Fund	0.7%
Russell 2000 Index Written Options	-1.0%

Updated Prospectus Web Address	https://neosfunds.com/iwmi/
NEOS S&P 500® Hedged Equity Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS S&P 500® Hedged Equity Income ETF
Class Name	NEOS S&P 500® Hedged Equity Income ETF
Trading Symbol	SPYH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS S&P 500® Hedged Equity Income ETF (the “Fund” or “SPYH”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/spyh/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/spyh/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS S&P 500® Hedged Equity Income ETF	$35	0.68%
[30]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 31,231,822
Holdings Count | $ / shares	491
Advisory Fees Paid, Amount	$ 84,408
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$31,231,822
Number of Holdings	491
Net Advisory Fee	$84,408
Portfolio Turnover	1%
30-Day SEC Yield	0.50%
30-Day SEC Yield Unsubsidized	0.50%
Distribution Rate	7.73%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
NVIDIA Corp.	7.5%
Apple, Inc.	6.6%
Alphabet, Inc.	5.8%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.8%
Micron Technology, Inc.	1.9%
Meta Platforms, Inc.	1.9%
Tesla, Inc.	1.8%
Advanced Micro Devices, Inc.	1.5%
Sector Breakdown

Updated Prospectus Web Address	https://neosfunds.com/spyh/
NEOS S&P 500® High Income ETF
Shareholder Report [Line Items]
Fund Name	NEOS S&P 500® High Income ETF
Class Name	NEOS S&P 500® High Income ETF
Trading Symbol	SPYI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the NEOS S&P 500® High Income ETF (the “Fund” or “SPYI”) for the period of January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://neosfunds.com/spyi/. You can also request this information by contacting us at (866)-498-5677.
Additional Information Phone Number	(866)-498-5677
Additional Information Website	https://neosfunds.com/spyi/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NEOS S&P 500® High Income ETF	$35	0.68%
[31]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
While the Fund does not have a specific level of distribution, the Fund seeks to generate monthly income in a tax efficient manner. Under current provisions of the Internal Revenue Code, distributions in excess of the Fund’s current and accumulated earnings are treated as a tax-free return of a shareholder’s investment to the extent of the shareholders basis in the Funds shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of a shareholder’s investment, reduces a shareholder’s basis in the Fund’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Fund shares. Current return of capital estimates for the Fund are available at the website www.neosfunds.com under the Fund’s 19a-1 Notices.

Net Assets	$ 10,442,084,376
Holdings Count | $ / shares	510
Advisory Fees Paid, Amount	$ 28,901,855
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$10,442,084,376
Number of Holdings	510
Net Advisory Fee	$28,901,855
Portfolio Turnover	7%
30-Day SEC Yield	0.48%
30-Day SEC Yield Unsubsidized	0.48%
Distribution Rate	11.87%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  June 30, 2026)

Top 10 Issuers
NVIDIA Corp.	7.5%
Apple, Inc.	6.5%
Alphabet, Inc.	5.9%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.8%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc.	1.9%
Tesla, Inc.	1.8%
Eli Lilly & Co.	1.5%
Sector Breakdown

Updated Prospectus Web Address	https://neosfunds.com/spyi/

[1]
*	Annualized

[2]
*	Represents less than 0.05%.

[3]
**	Annualized

[4]
*	Amount shown reflects the expenses of the Fund from February 3, 2026 through June 30, 2026. Expenses would be higher if the reporting period represented a full six months.

[5]
*	Represents less than 0.05%.

[6]
**	Annualized

[7]
*	Amount shown reflects the expenses of the Fund from February 3, 2026 through June 30, 2026. Expenses would be higher if the reporting period represented a full six months.

[8]
**	Annualized

[9]
*	Amount shown reflects the expenses of the Fund from February 3, 2026 through June 30, 2026. Expenses would be higher if the reporting period represented a full six months.

[10]
*	Annualized

[11]
*	Represents less than 0.05%.

[12]
*	Annualized

[13]
*	Represents less than 0.05%.

[14]
*	Annualized

[15]
*	Represents less than 0.05%.

[16]
*	Annualized

[17]
*	Represents less than 0.05%.

[18]
*	Annualized

[19]
*	Represents less than 0.05%.

[20]
*	Annualized

[21]
*	Represents less than 0.05%.

[22]
**	Includes expenses from securities sold short.

[23]
*	Annualized

[24]
*	Annualized

[25]
*	Annualized

[26]
*	Annualized

[27]
*	Annualized

[28]
*	Annualized

[29]
*	Annualized

[30]
*	Annualized

[31]
*	Annualized